UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2014
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2014

					Market
					Value
				Shares	($000)
Common Stocks (0.0%)
Energy (0.0%)
Halcon Resources Corp.				44,950	247
Total Common Stocks (Cost $238)					247
				Face
		Maturity		Amount
	Coupon	Date	Currency	(000)
Convertible Bonds (88.7%)
Consumer Discretionary (11.0%)
ABC-Mart Inc. Cvt.	0.000%	2/5/18	JPY	560,000	6,580
Asics Corp. Cvt.	0.000%	3/1/19	JPY	150,000	1,557
Cineplex Inc. Cvt.	4.500%	12/31/18	CAD	4,253	4,107
1 Ctrip.com International Ltd. Cvt.	1.250%	10/15/18	USD	10,637	11,787
Enterprise Funding Ltd. Cvt.	3.500%	9/10/20	GBP	1,600	2,703
FF Group Finance Luxembourg Cvt.	1.750%	7/3/19	EUR	4,600	6,084
Iconix Brand Group Inc. Cvt.	1.500%	3/15/18	USD	6,100	8,628
Jarden Corp. Cvt.	1.500%	6/15/19	USD	19,345	23,262
1 Jarden Corp. Cvt.	1.125%	3/15/34	USD	18,200	18,757
Liberty Interactive LLC Cvt.	0.750%	3/30/43	USD	7,710	10,452
1 Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	32,795	33,676
Lotte Shopping Co. Ltd. Cvt.	0.000%	1/24/18	KRW	4,200,000	4,215
Misarte Cvt.	3.250%	1/1/16	EUR	20	4,667
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	1,500	2,228
1 Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	18,835	18,423
priceline.com Inc.	0.350%	6/15/20	USD	24,535	28,829
ResortTrust Inc. Cvt.	0.000%	7/27/18	JPY	310,000	3,512
Sekisui House Ltd. Cvt.	0.000%	7/5/16	JPY	450,000	5,723
Sogefi SPA Cvt.	2.000%	5/21/21	EUR	2,800	3,670
Steinhoff Finance Holding GmbH Cvt.	4.000%	1/30/21	EUR	4,000	6,220
Takashimaya Co. Ltd. Cvt.	0.000%	12/11/20	JPY	420,000	4,110
Tesla Motors Inc. Cvt.	1.250%	3/1/21	USD	27,675	28,107
TUI AG Cvt.	2.750%	3/24/16	EUR	36	3,217
					240,514
Consumer Staples (2.3%)
Biostime International Holdings Ltd. Cvt.	0.000%	2/20/19	HKD	34,000	4,102
Hengan International Group Co. Ltd. Cvt.	0.000%	6/27/18	HKD	28,000	3,726
1 Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	22,470	17,555
Marine Harvest ASA Cvt.	2.375%	5/8/18	EUR	5,000	8,253
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	6,600	7,400
Rallye SA Cvt.	1.000%	10/2/20	EUR	34	5,043
Sonae Investments BV Cvt.	1.625%	6/11/19	EUR	2,900	3,647
					49,726
Energy (9.9%)
BPZ Resources Inc. Cvt.	8.500%	10/1/17	USD	9,890	10,465
Cam 2012 SPA Cvt.	5.625%	10/26/17	EUR	3,300	5,240
Cobalt International Energy Inc. Cvt.	3.125%	5/15/24	USD	36,670	35,570
1 Emerald Oil Inc. Cvt.	2.000%	4/1/19	USD	10,860	12,061
1 Energy XXI Bermuda Ltd. Cvt.	3.000%	12/15/18	USD	9,390	8,428
Etablissements Maurel et Prom Cvt.	1.625%	7/1/19	EUR	164	3,731
Golar LNG Ltd. Cvt.	3.750%	3/7/17	USD	2,700	3,753

Goodrich Petroleum Corp. Cvt.	5.000%	10/1/32	USD	6,133	7,087
Helix Energy Solutions Group Inc. Cvt.	3.250%	3/15/32	USD	4,405	5,963
Hornbeck Offshore Services Inc. Cvt.	1.500%	9/1/19	USD	19,800	22,622
Lukoil International Finance BV Cvt.	2.625%	6/16/15	USD	5,100	5,068
1 Scorpio Tankers Inc. Cvt.	2.375%	7/1/19	USD	27,220	28,071
SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	19,895	22,394
1 SEACOR Holdings Inc. Cvt.	3.000%	11/15/28	USD	8,680	8,284
Siem Industries Inc. Cvt.	1.000%	9/12/19	USD	7,200	7,027
Stone Energy Corp. Cvt.	1.750%	3/1/17	USD	24,335	27,210
Subsea 7 SA Cvt.	1.000%	10/5/17	USD	400	387
Technip SA Cvt.	0.500%	1/1/16	EUR	15	1,770
					215,131
Financials (9.2%)
Alstria Office REIT-AG Cvt.	2.750%	6/14/18	EUR	2,600	3,846
American Realty Capital Properties Inc. Cvt.	3.750%	12/15/20	USD	22,735	23,573
Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	5,200	7,695
Beni Stabili SPA Cvt.	3.375%	1/17/18	EUR	1,600	2,446
BES Finance Ltd. Cvt.	3.500%	12/6/15	USD	6,100	6,786
BNP Paribas SA Cvt.	0.250%	9/21/15	EUR	4,300	6,166
BNP Paribas SA Cvt.	0.250%	9/27/16	EUR	1,600	2,312
British Land Jersey Ltd. Cvt.	1.500%	9/10/17	GBP	2,200	4,191
Caja de Ahorros y Pensiones de Barcelona
Cvt.	1.000%	11/25/17	EUR	4,700	6,960
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	4,000	3,632
1 CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	4,500	3,475
CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	1,750	1,351
CapitaLand Ltd. Cvt.	1.950%	10/17/23	SGD	1,500	1,256
China Overseas Grand Oceans Finance
Cayman Ltd. Cvt.	2.000%	3/21/17	HKD	27,000	3,500
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	10,800	11,313
Deutsche Euroshop AG Cvt.	1.750%	11/20/17	EUR	2,700	4,199
Deutsche Wohnen AG Cvt.	0.500%	11/22/20	EUR	4,100	5,717
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	7,929	8,058
Fonciere Des Regions Cvt.	3.340%	1/1/17	EUR	17	2,142
Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	USD	17,167	19,570
Gabriel Finance LP Cvt.	2.000%	11/26/16	EUR	4,100	5,191
GAGFAH SA Cvt.	1.500%	5/20/19	EUR	4,700	6,920
Gecina SA Cvt.	2.130%	1/1/16	EUR	11	2,052
Grand City Properties SA Cvt.	1.500%	2/24/19	EUR	2,700	3,993
Industrivarden AB Cvt.	0.000%	5/15/19	SEK	13,000	1,861
INTU Jersey Ltd. Cvt.	2.500%	10/4/18	GBP	1,900	3,443
National Bank of Abu Dhabi PJSC Cvt.	1.000%	3/12/18	USD	1,000	1,090
Nexity SA Cvt.	0.625%	1/1/20	EUR	44	2,516
1 Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	21,223	24,353
SBI Holdings Inc. Cvt.	0.000%	11/2/17	JPY	330,000	3,338
Shizuoka Bank Ltd. Cvt.	0.000%	4/25/18	USD	2,800	2,824
St. Modwen Properties Securities Jersey Ltd.
Cvt.	2.875%	3/6/19	GBP	2,100	3,460
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	2,605	2,911
Starwood Property Trust Inc. Cvt.	4.000%	1/15/19	USD	2,040	2,317
Swiss Life Holding AG Cvt.	0.000%	12/2/20	CHF	140	178
Unite Jersey Issuer Ltd. Cvt.	2.500%	10/10/18	GBP	3,700	6,381
					201,016
Health Care (21.1%)
Alere Inc. Cvt.	3.000%	5/15/16	USD	9,223	9,684
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	24,920	26,727

BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	10,670	11,470
BioMarin Pharmaceutical Inc. Cvt.	1.500%	10/15/20	USD	23,385	25,972
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	21,015	28,712
1 Cepheid Inc. Cvt.	1.250%	2/1/21	USD	13,075	12,454
1 Cubist Pharmaceuticals Inc. Cvt.	1.125%	9/1/18	USD	14,055	15,610
1 Cubist Pharmaceuticals Inc. Cvt.	1.875%	9/1/20	USD	5,115	5,812
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	29,790	33,774
HeartWare International Inc. Cvt.	3.500%	12/15/17	USD	7,025	7,811
Hologic Inc. Cvt.	2.000%	12/15/37	USD	8,175	9,912
Hologic Inc. Cvt.	2.000%	3/1/42	USD	25,336	27,205
1 Illumina Inc. Cvt.	0.500%	6/15/21	USD	23,230	25,524
1 Incyte Corp. Ltd. Cvt.	0.375%	11/15/18	USD	4,515	5,827
1 Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	31,424	35,411
1 Ligand Pharmaceuticals Inc. Cvt.	0.750%	8/15/19	USD	8,845	8,751
Medicines Co. Cvt.	1.375%	6/1/17	USD	2,915	3,354
Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	18,705	20,786
Molina Healthcare Inc. Cvt.	1.125%	1/15/20	USD	20,450	26,419
Nikkiso Co. Ltd. Cvt.	0.000%	8/2/18	JPY	245,000	2,446
NuVasive Inc. Cvt.	2.750%	7/1/17	USD	28,565	32,189
Omnicare Inc. Cvt.	3.500%	2/15/44	USD	27,905	31,393
Orpea Cvt.	1.750%	1/1/20	EUR	58	4,551
Qiagen NV Cvt	0.375%	3/19/19	USD	2,600	2,736
Qiagen NV Cvt	0.875%	3/19/21	USD	3,600	3,901
Spectranetics Corp. Cvt.	2.625%	6/1/34	USD	14,455	16,939
Wright Medical Group Inc. Cvt.	2.000%	8/15/17	USD	18,104	24,033
					459,403
Industrials (7.3%)
1 51job Inc. Cvt.	3.250%	4/15/19	USD	3,125	3,213
Aecon Group Inc. Cvt.	5.500%	12/31/18	CAD	4,503	4,597
Air France-KLM Cvt.	2.030%	2/15/23	EUR	283	4,253
Air Lease Corp. Cvt.	3.875%	12/1/18	USD	5,589	8,352
Astaldi SPA Cvt.	4.500%	1/31/19	EUR	2,100	3,251
Balfour Beatty Finance No.2 Ltd. Cvt.	1.875%	12/3/18	GBP	4,800	7,841
China Merchants Holdings Pacific Ltd. Cvt.	1.250%	11/6/17	HKD	16,000	2,256
Daifuku Co. Ltd. Cvt.	0.000%	10/2/17	JPY	100,000	1,070
Deutsche Post AG Cvt.	0.600%	12/6/19	EUR	600	1,036
DP World Ltd. Cvt.	1.750%	6/19/24	USD	400	425
Ebara Corp. Cvt.	0.000%	3/19/18	JPY	84,000	1,042
GS Yuasa Corp. Cvt.	0.000%	3/13/19	JPY	220,000	2,211
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	2,900	4,515
Johnson Electric Holdings Ltd. Cvt.	1.000%	4/2/21	USD	2,000	2,170
Kawasaki Kisen Kaisha Ltd. Cvt.	0.000%	9/26/18	JPY	470,000	4,743
KEYW Holding Corp. Cvt.	2.500%	7/15/19	USD	9,445	9,439
KUKA AG Cvt.	2.000%	2/12/18	EUR	2,800	5,030
Macquarie Infrastructure Co. LLC Cvt.	2.875%	7/15/19	USD	12,080	13,741
MISUMI Group Inc. Cvt.	0.000%	10/22/18	USD	4,000	4,225
Nagoya Railroad Co. Ltd. Cvt.	0.000%	10/3/23	JPY	510,000	5,944
OCI Cvt.	3.875%	9/25/18	EUR	5,200	7,217
OSG Corp. Cvt.	0.000%	4/4/22	JPY	200,000	2,360
PB Issuer No 3 Ltd. Cvt.	1.875%	10/22/18	USD	4,586	5,425
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	4,487
Russel Metals Inc. Cvt.	7.750%	9/30/16	CAD	1,162	1,517
Sacyr SA Cvt.	4.000%	5/8/19	EUR	3,900	5,124
Schindler Holding AG Cvt.	0.375%	6/5/17	CHF	3,300	3,713
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	2,000	2,238
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	6,750	7,844

Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,195	1,677
SolarCity Corp. Cvt.	2.750%	11/1/18	USD	3,510	4,675
Tem SAS Cvt.	4.250%	1/1/15	EUR	25	1,716
Tong Jie Ltd. Cvt.	0.000%	2/18/18	HKD	30,000	3,954
1 UTi Worldwide Inc. Cvt.	4.500%	3/1/19	USD	15,630	15,904
Wabash National Corp. Cvt.	3.375%	5/1/18	USD	580	805
Yamato Holdings Co. Ltd. Cvt.	0.000%	3/7/16	JPY	170,000	1,963
					159,973
Information Technology (24.2%)
Advanced Semiconductor Engineering Inc.
Cvt.	0.000%	9/5/18	USD	3,800	4,747
Alps Electric Co. Ltd. Cvt.	0.000%	3/25/19	JPY	240,000	2,638
1 AOL Inc. Cvt.	0.750%	9/1/19	USD	15,950	16,518
ASM Pacific Technology Ltd. Cvt.	2.000%	3/28/19	HKD	18,000	2,452
1 Canadian Solar Inc. Cvt.	4.250%	2/15/19	USD	2,615	2,896
Cap Gemini SA Cvt.	0.000%	1/1/19	EUR	25	2,481
1 Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	13,605	13,027
1 Ciena Corp. Cvt.	3.750%	10/15/18	USD	14,400	18,702
1 Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	23,325	25,818
Concur Technologies Inc.	0.500%	6/15/18	USD	20,950	24,132
Cornerstone OnDemand Inc. Cvt.	1.500%	7/1/18	USD	11,499	11,952
Davis and Henderson Corp Cvt	6.000%	9/30/18	CAD	4,653	5,306
Econocom Group Cvt.	1.500%	1/15/19	EUR	293	4,292
Epistar Corp. Cvt.	0.000%	8/7/18	USD	3,900	4,648
Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	USD	2,563	2,454
Indra Sistemas SA Cvt.	1.750%	10/17/18	EUR	3,600	5,031
Intel Corp. Cvt.	2.950%	12/15/35	USD	13,765	17,843
j2 Global Inc. Cvt.	3.250%	6/15/29	USD	10,415	10,767
Lam Research Corp. Cvt.	0.500%	5/15/16	USD	26,374	33,808
Mentor Graphics Corp. Cvt.	4.000%	4/1/31	USD	12,515	15,393
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	29,875	38,147
NetSuite Inc. Cvt.	0.250%	6/1/18	USD	7,027	7,286
Nihon Unisys Ltd. Cvt.	0.000%	6/20/16	JPY	350,000	3,578
1 NVIDIA Corp. Cvt.	1.000%	12/1/18	USD	34,835	39,668
ON Semiconductor Corp. Cvt.	2.625%	12/15/26	USD	25,817	30,513
Photronics Inc. Cvt.	3.250%	4/1/16	USD	7,947	8,652
1 Proofpoint Inc. Cvt.	1.250%	12/15/18	USD	9,280	11,455
Salesforce.com Inc. Cvt.	0.250%	4/1/18	USD	28,305	32,692
1 SanDisk Corp. Cvt.	0.500%	10/15/20	USD	19,355	23,516
Semiconductor Manufacturing International
Corp. Cvt.	0.000%	11/7/18	USD	4,200	4,641
1 SunEdison Inc. Cvt.	0.250%	1/15/20	USD	16,675	17,717
1 SunPower Corp. Cvt.	0.875%	6/1/21	USD	4,165	4,850
Take-Two Interactive Software Inc. Cvt.	1.000%	7/1/18	USD	3,795	4,772
1 Trina Solar Ltd. Cvt.	3.500%	6/15/19	USD	1,790	1,952
TTM Technologies Inc. Cvt.	1.750%	12/15/20	USD	13,180	13,650
Verint Systems Inc. Cvt.	1.500%	6/1/21	USD	19,650	20,436
1 Vishay Intertechnology Inc. Cvt.	2.250%	11/15/40	USD	3,849	4,768
1 Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	USD	10,735	10,708
Web.com Group Inc. Cvt.	1.000%	8/15/18	USD	4,335	3,912
WebMD Health Corp. Cvt.	2.500%	1/31/18	USD	6,690	7,087
1 WebMD Health Corp. Cvt.	1.500%	12/1/20	USD	10,320	11,423
1 Yandex NV Cvt.	1.125%	12/15/18	USD	2,980	2,594
					528,922

Materials (2.6%)
	APERAM Cvt.	0.625%	7/8/21	USD	5,000	5,090
	Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	3,700	5,304
	Cemex SAB de CV Cvt.	4.875%	3/15/15	USD	3,302	4,027
1	Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	4,553	4,342
	Glencore Finance Europe SA Cvt.	5.000%	12/31/14	USD	2,200	2,518
	Logo Star Ltd. Cvt.	1.500%	11/22/18	HKD	26,000	3,678
	NV Bekaert SA Cvt.	0.750%	6/18/18	EUR	3,400	4,465
	RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	14,955	15,310
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	4,650	6,525
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	3
	Toray Industries Inc. Cvt.	0.000%	8/31/21	JPY	560,000	5,824
						57,086
Telecommunication Services (0.1%)
	Inmarsat PLC Cvt.	1.750%	11/16/17	USD	2,000	2,724
Utilities (1.0%)
	ENN Energy Holdings Ltd. Cvt.	0.000%	2/26/18	USD	4,000	4,882
	Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	3,666	3,547
	Parpublica - Participacoes Publicas SGPS SA
	Cvt.	5.250%	9/28/17	EUR	2,850	4,278
	Shine Power International Ltd. Cvt.	0.000%	7/28/19	HKD	4,000	510
	Suez Environnement Co. Cvt.	0.000%	2/27/20	EUR	127	3,285
	Superior Plus Corp. Cvt.	6.000%	6/30/19	CAD	194	194
	YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	USD	4,200	4,484
						21,180
Total Convertible Bonds (Cost $1,810,946)						1,935,675
					Shares
Convertible Preferred Stocks (8.5%)
Energy (4.0%)
1	Chesapeake Energy Corp. Pfd.	5.750%			16,490	19,829
	Energy XXI Bermuda Ltd. Pfd.	5.625%			41,450	9,624
	Goodrich Petroleum Corp. Pfd.	5.375%			352,300	17,912
	Halcon Resources Corp. Pfd.	5.750%			16,120	15,576
1	Penn Virginia Corp. Pfd.	6.000%			132,578	14,502
	Rex Energy Corp. Pfd.	6.000%			81,900	8,897
						86,340
Financials (1.6%)
	Crown Castle International Corp. Pfd.	4.500%			250,600	26,235
	Wintrust Financial Corp. Pfd.	5.000%			7,530	9,464
						35,699
Health Care (1.2%)
	Alere Inc. Pfd.	3.000%			45,676	14,445
	Amsurg Corp. Pfd.	5.250%			99,700	11,322
						25,767
Industrials (0.6%)
	Genesee & Wyoming Inc. Pfd.	5.000%			106,540	13,642

Materials (0.1%)
	ArcelorMittal Pfd.	6.000%			98,100	2,200

Telecommunication Services (1.0%)
	Iridium Communications Inc. Pfd.	6.750%			27,290	9,705

1 Iridium Communications Inc. Pfd.	7.000%	101,800	11,924
			21,629
Total Convertible Preferred Stocks (Cost $162,632)			185,277
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
3 Vanguard Market Liquidity Fund
(Cost $35,539)	0.113%	35,538,886	35,539
Total Investments (98.8%) (Cost $2,009,355)			2,156,738
Other Assets and Liabilities-Net (1.2%)			26,877
Net Assets (100%)			2,183,615

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $577,646,000, representing 26.5% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
CAD—Canadian dollars.
CHF—Swiss francs.
EUR—Euro.
GBP—British pounds.
HKD—Hong Kong dollars.
JPY—Japanese Yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollars.
USD—United States dollars.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	247	—	—
Convertible Bonds	—	1,935,672	3
Convertible Preferred Stocks	—	185,277	—
Temporary Cash Investments	35,539	—	—
Forward Currency Contracts—Assets	—	8,546	—
Forward Currency Contracts—Liabilities	—	(9)	—
Total	35,786	2,129,486	3

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/23/14	USD	207,282	EUR	153,410	5,639
UBS AG	10/23/14	USD	60,458	JPY	6,126,460	1,551
UBS AG	10/23/13	USD	32,587	CAD	35,047	395
UBS AG	10/23/14	USD	28,407	GBP	16,655	769
UBS AG	10/23/14	USD	24,427	HKD	189,349	(6)
UBS AG	10/23/14	USD	9,665	SGD	11,985	70
UBS AG	10/23/14	USD	4,012	CHF	3,603	85
UBS AG	10/23/14	USD	1,867	SEK	12,795	37
UBS AG	10/23/14	USD	571	CAD	624	(3)
						8,537

CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

At August 31, 2014, the counterparty had deposited in segregated accounts securities with a value of $8,527,000 in connection with amounts due to the fund for open forward currency contracts.

E. At August 31, 2014, the cost of investment securities for tax purposes was $2,009,471,000. Net unrealized appreciation of investment securities for tax purposes was $147,267,000, consisting of unrealized gains of $173,544,000 on securities that had risen in value since their purchase and $26,277,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2014
VANGUARD CONVERTIBLE SECURITIES FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.